T. ROWE PRICE Global Allocation Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.2%
Common Stocks 0.2%
MercadoLibre (USD) (1) 850 1,513
Tenaris (EUR) 3,947 30
Tenaris, ADR (USD) 20,556 318
Total Argentina (Cost
$544
)
1,861
AUSTRALIA
0.7%
Common Stocks 0.6%
Australia & New Zealand Banking Group 13,811 249
BHP Group 55,440 1,849
BlueScope Steel 1,454 18
Challenger 24,923 126
Cochlear 1,118 168
CSL 623 129
Downer EDI 45,030 176
Evolution Mining 6,995 25
Fortescue Metals Group 4,585 75
Goodman Group 2,507 34
IDP Education 9,404 164
IGO 81,385 396
Incitec Pivot (1) 71,410 143
Macquarie Group 2,519 251
Mirvac Group 22,494 41
Newcrest Mining 3,244 62
NEXTDC (1) 16,466 145
Northern Star Resources 12,204 118
oOh!media 69,122 83
OZ Minerals 11,647 165
Perseus Mining (1) 22,636 20
Regis Resources 560 2
Rio Tinto 1,761 147
Saracen Mineral Holdings 1,456 5
Scentre Group 126,332 262
Silver Lake Resources (1) 15,273 18
South32 235,128 453
Steadfast Group 54,717 166
Treasury Wine Estates 16,281 125
Worley 40,142 348
Xero (1) 1,750 173
6,136

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2) 105,000 111
Boral Finance, 3.00%, 11/1/22 (USD) (2) 10,000 10
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 146
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 17
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 72
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 118
474
Total Australia (Cost
$4,873
)
6,610
AUSTRIA
0.2%
Common Stocks 0.2%
BAWAG Group (1) 21,689 943
Erste Group Bank (1)(3) 36,603 1,118
voestalpine 452 16
Total Austria (Cost
$1,822
)
2,077
BELGIUM
0.1%
Common Stocks 0.1%
Anheuser-Busch InBev 7,144 449
Barco 4,289 83
KBC Group (1) 3,157 220
Umicore 4,981 282
1,034
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD) 90,000 112
112
Total Belgium (Cost
$1,102
)
1,146
BRAZIL
0.7%
Common Stocks 0.5%
B3 48,500 531
Boa Vista Servicos 41,661 73
Cia Siderurgica Nacional 4,200 23
EDP - Energias Do Brasil 30,868 109
Grupo SBF (1) 18,500 86
Iguatemi Empresa de Shopping Centers 18,300 115
Lojas Renner 35,921 273

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Magazine Luiza 19,800 91
Pagseguro Digital, Class A (USD) (1) 7,427 364
Raia Drogasil 136,110 620
Rede D'Or Sao Luiz 17,930 214
StoneCo, Class A (USD) (1) 19,748 1,420
Suzano (1) 6,381 72
Vale 10,694 172
XP, Class A (USD) (1) 17,550 766
4,929
Preferred Stocks 0.2%
Gerdau (4) 3,058 13
Itau Unibanco Holding (4) 298,846 1,549
Marcopolo (4) 174,900 93
1,655
Total Brazil (Cost
$5,126
)
6,584
CANADA
0.9%
Common Stocks 0.7%
Agnico Eagle Mines 1,208 84
Alamos Gold, Class A 572 5
Altus Group 3,834 147
B2Gold 5,294 26
Barrick Gold 7,997 179
Bausch Health (USD) (1) 13,719 350
CAE 5,078 115
Canadian Apartment Properties REIT 809 32
Canadian Pacific Railway (USD) 24 8
Centerra Gold 483 5
Descartes Systems Group (1) 3,328 203
DIRTT Environmental Solutions (1)(5) 30,667 69
Element Fleet Management 35,070 326
Enbridge (USD) 1,183 40
Endeavour Mining 311 7
Enerflex 2,700 14
ERO Copper (1) 2,220 32
First Quantum Minerals 1,916 32
Franco-Nevada 2,165 258
Kinross Gold 6,193 43
Kirkland Lake Gold 2,160 83
Lightspeed POS (1) 1,047 68
Lundin Mining 16,285 145
Magna International (USD) 14,308 1,005
Manulife Financial 7,130 129

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
National Bank of Canada 10,899 612
Osisko Gold Royalties 263 3
Pan American Silver 806 26
Parex Resources (1) 1,800 27
Sandstorm Gold (1) 501 3
Seven Generations Energy, Class A (1) 34,411 165
Shopify, Class A (1) 518 565
Shopify, Class A (USD) (1) 226 248
Spin Master (1) 6,158 131
SSR Mining (1) 1,039 18
Summit Industrial Income REIT 4,705 49
Sun Life Financial 16,136 746
TC Energy 3,411 146
TC Energy (USD) 924 40
Teck Resources, Class B (USD) 1,438 26
TMX Group 2,713 262
Torex Gold Resources (1) 163 2
Toromont Industries 204 14
Wesdome Gold Mines (1) 4,433 34
West Fraser Timber 384 25
Wheaton Precious Metals 2,117 87
Yamana Gold 4,565 21
6,655
Corporate Bonds 0.1%
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD) 215,000 216
Bank of Nova Scotia, 3.125%, 4/20/21 (USD) 205,000 206
Canadian Natural Resources, 2.95%, 1/15/23 (USD) 175,000 182
Canadian Natural Resources, 2.95%, 7/15/30 (USD) 110,000 114
Suncor Energy, 3.10%, 5/15/25 (USD) 70,000 76
Thomson Reuters, 3.35%, 5/15/26 (USD) 10,000 11
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD) 145,000 147
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD) 235,000 254
TransCanada Pipelines, 2.50%, 8/1/22 (USD) 20,000 21
1,227
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD) 130,000 134
Province of Alberta, 3.30%, 3/15/28 (USD) 135,000 155
Province of British Columbia, 2.00%, 10/23/22 (USD) 15,000 15
Province of Manitoba, 2.60%, 4/16/24 (USD) 270,000 289
Province of New Brunswick, 3.625%, 2/24/28 (USD) 250,000 290
Province of Ontario, 2.55%, 2/12/21 (USD) 115,000 115

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Province of Quebec, 2.875%, 10/16/24 (USD) 50,000 54
1,052
Total Canada (Cost
$6,739
)
8,934
CAYMAN ISLANDS
0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(6)(7) 8,048 65
65
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD)
(1)(6)(7) 1,944 213
213
Total Cayman Islands (Cost
$141
)
278
CHILE
0.2%
Common Stocks 0.1%
Antofagasta (GBP) 26,393 515
Banco Santander Chile, ADR (USD) 26,768 540
1,055
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD) 250,000 303
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 238
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2) 200,000 218
759
Total Chile (Cost
$1,555
)
1,814
CHINA
3.6%
Common Stocks 2.9%
58.com, Class A (USD) (1) 5,864 164
Alibaba Group Holding (HKD) (1) 45,020 1,429
Alibaba Group Holding, ADR (USD) (1) 26,397 6,700
Anhui Conch Cement, H Shares (HKD) 89,000 526
Baidu, ADR (USD) (1) 832 196
Beijing Enterprises Holdings (HKD) 30,500 100
Beijing Enterprises Urban Resources Group (HKD) (1) 464,000 123
China Feihe (HKD) 79,000 236
China Mengniu Dairy (HKD) 278,000 1,653

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
China Merchants Bank, H Shares (HKD) 56,500 433
China Molybdenum, H Shares (HKD) 24,000 15
China Overseas Land & Investment (HKD) 78,000 177
China Resources Beer Holdings (HKD) 70,000 617
China Resources Mixc Lifestyle Services (HKD) (1) 42,800 225
Country Garden Services Holdings (HKD) 88,000 715
CSPC Pharmaceutical Group (HKD) 239,360 243
ENN Energy Holdings (HKD) 19,000 293
Fosun International (HKD) (5) 93,000 141
GDS Holdings, Class A (HKD) (1) 907 12
Greentown Service Group (HKD) 186,000 209
Guangzhou Automobile Group, H Shares (HKD) 62,000 56
Haier Smart Home, H Shares (HKD) (1)(5) 52,600 218
Hope Education Group (HKD) 628,000 214
Huazhu Group, ADR (USD) 912 44
JD Health International (HKD) (1) 750 15
JD.com, ADR (USD) (1) 1,023 91
JOYY, ADR (USD) 1,969 181
Kuaishou Technology (HKD) (1) 2,500 37
Li Ning (HKD) 27,500 171
Lu Thai Textile, B Shares (HKD) 9,520 5
Meituan, Class B (HKD) (1) 6,300 290
Microport Cardioflow Medtech (HKD) (1) 4,000 6
New Oriental Education & Technology Group, ADR (USD) (1) 1,100 184
PICC Property & Casualty, H Shares (HKD) 460,000 334
Pinduoduo, ADR (USD) (1) 808 134
Ping An Insurance Group, H Shares (HKD) 140,500 1,655
Shandong Weigao Group Medical Polymer, H Shares (HKD) 72,000 134
Silergy (TWD) 2,000 187
Sino Biopharmaceutical (HKD) 378,000 351
Sinopharm Group, H Shares (HKD) 22,000 54
TAL Education Group, ADR (USD) (1) 7,904 608
Tencent Holdings (HKD) 94,754 8,443
Tencent Music Entertainment Group, ADR (USD) (1) 13,200 351
Trip.com Group, ADR (USD) (1) 10,870 346
Tsingtao Brewery, H Shares (HKD) 28,000 270
Vipshop Holdings, ADR (USD) (1) 5,639 155
Yum China Holdings (USD) 6,200 352
Zijin Mining Group, H Shares (HKD) 36,000 40
29,133
Common Stocks - China A Shares 0.6%
Anhui Conch Cement, A Shares (CNH) 17,800 138
Bafang Electric Suzhou, A Shares (CNH) 8,700 278
Beijing Shunxin Agriculture, A Shares (CNH) 14,900 152
BTG Hotels Group, A Shares (CNH) 26,373 88

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fuyao Glass Industry Group, A Shares (CNH) 21,912 199
Gree Electric Appliances of Zhuhai, A Shares (CNH) 148,000 1,283
Hongfa Technology, A Shares (CNH) 15,500 132
Jason Furniture Hangzhou, A Shares (CNH) 20,880 237
Jiangsu Hengrui Medicine, A Shares (CNH) 17,600 281
Kweichow Moutai, A Shares (CNH) 3,130 1,022
Midea Group, A Shares (CNH) 24,900 370
NARI Technology, A Shares (CNH) 18,000 82
Shanghai International Airport, A Shares (CNH) 17,600 215
Shenzhen Megmeet Electrical, A Shares (CNH) 29,700 161
Songcheng Performance Development, A Shares (CNH) 110,800 281
Yifeng Pharmacy Chain, A Shares (CNH) 40,520 635
Zhongji Innolight, A Shares (CNH) 13,700 109
5,663
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9
(USD) (1)(6)(7) 344 14
14
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD) 210,000 226
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2) 215,000 229
Tencent Holdings, 2.985%, 1/19/23 (USD) (2) 200,000 208
Weibo, 3.50%, 7/5/24 (USD) 255,000 268
931
Total China (Cost
$21,245
)
35,741
CZECH REPUBLIC
0.0%
Common Stocks 0.0%
Komercni banka (1) 6,504 197
Total Czech Republic (Cost
$230
)
197
DENMARK
0.2%
Common Stocks 0.2%
Ambu, Class B 9,686 456
Ascendis Pharma, ADR (USD) (1) 547 82
Netcompany Group (1) 2,857 267
Novo Nordisk, Class B 2,739 191
ROCKWOOL International, B Shares 982 370
Topdanmark 5,826 269
1,635

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(8) 335,000 360
360
Total Denmark (Cost
$1,232
)
1,995
EGYPT
0.0%
Common Stocks 0.0%
Edita Food Industries, GDR (USD) 7,020 19
Integrated Diagnostics Holdings (USD) 73,516 79
Total Egypt (Cost
$116
)
98
FINLAND
0.3%
Common Stocks 0.3%
Huhtamaki 2,238 110
Kojamo 1,906 41
Metso Outotec 1,979 20
QT Group (1) 1,944 161
Sampo, A Shares 29,507 1,240
Stora Enso, R Shares 45,240 821
UPM-Kymmene 1,042 37
Valmet 12,944 414
2,844
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD) (2) 205,000 208
208
Total Finland (Cost
$2,407
)
3,052
FRANCE
1.8%
Common Stocks 1.7%
Air Liquide 9,314 1,523
Airbus (1) 13,255 1,333
ArcelorMittal (1) 2,330 51
AXA 45,744 1,013
BioMerieux 610 94
BNP Paribas (1) 16,256 780
Dassault Aviation (1) 351 366
Edenred 2,737 148
Electricite de France (1) 13,010 162

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Engie (1) 47,187 732
EssilorLuxottica 7,110 1,006
Eurofins Scientific (1) 4,750 456
Eutelsat Communications 7,876 94
Gecina 150 21
Imerys 439 21
Ipsen 1,800 157
Kering 389 255
L'Oreal 1,509 531
Legrand 2,845 261
LVMH Moet Hennessy Louis Vuitton 156 94
Orange 9,242 109
Safran (1) 1,808 227
Sanofi 22,218 2,090
Schneider Electric 3,091 452
SEB 3,477 661
SPIE (1) 4,996 110
Teleperformance 2,189 716
Thales (3) 13,727 1,232
Tikehau Capital (5) 4,786 130
TOTAL 35,855 1,511
Valeo 3,003 112
Verallia 11,398 375
16,823
Corporate Bonds 0.1%
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 288
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 449
Credit Agricole, 3.75%, 4/24/23 (USD) (2) 250,000 268
Total Capital International, 2.434%, 1/10/25 (USD) 275,000 292
1,297
Total France (Cost
$16,088
)
18,120
GERMANY
1.9%
Common Stocks 1.8%
adidas (1) 1,657 525
AIXTRON (1) 23,391 437
Aumann (1) 1,357 25
BASF 6,289 486
Bayer 15,012 909
Beiersdorf 594 65
CANCOM 2,172 129
Covestro 14,989 1,018
CTS Eventim (1) 5,688 336

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daimler 3,625 255
Deutsche Boerse 110 18
Deutsche Wohnen 1,270 63
Evotec (1)(5) 18,865 742
flatexDEGIRO (1) 1,418 131
Fresenius 8,188 365
GEA Group 4,186 145
HeidelbergCement 1,717 127
Hypoport (1) 287 195
Infineon Technologies 35,654 1,428
Instone Real Estate Group (1) 5,479 139
KION Group 7,981 689
Knaus Tabbert (1) 1,584 133
Knorr-Bremse 5,804 768
Merck 314 52
MorphoSys (1) 3,861 461
Munich Re 4,482 1,188
MYT Netherlands Parent, ADR (USD) (1) 3,918 129
Norma Group 12,315 614
SAP 3,895 494
Scout24 11,187 864
Shop Apotheke Europe (1) 2,443 570
Siemens 15,792 2,447
Siemens Healthineers 6,090 341
Stroeer 2,359 212
TeamViewer (1) 2,326 120
Telefonica Deutschland Holding 32,551 89
Zalando (1) 12,330 1,414
18,123
Corporate Bonds 0.1%
Bayer U.S. Finance II, 3.50%, 6/25/21 (USD) (2) 310,000 313
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (2) 295,000 304
Volkswagen Group of America Finance, 2.70%, 9/26/22 (USD)
(2) 330,000 342
959
Preferred Stocks 0.0%
Sartorius (4) 103 51
Volkswagen (4) 1,278 242
293
Total Germany (Cost
$14,378
)
19,375

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HONG KONG
0.5%
Common Stocks 0.4%
AIA Group 230,200 2,775
CK Hutchison Holdings 23,500 162
Galaxy Entertainment Group 9,000 68
Hang Lung Properties 18,000 48
Hong Kong Exchanges & Clearing 4,400 281
Hongkong Land Holdings (USD) 26,800 124
Impro Precision Industries 225,000 91
JS Global Lifestyle 108,500 244
Samsonite International (1) 69,000 99
SITC International Holdings 115,000 264
Sun Hung Kai Properties 6,083 83
4,239
Corporate Bonds 0.1%
AIA Group, 3.60%, 4/9/29 (USD) (2) 265,000 296
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.759%, 9/20/21
(USD) (2) 295,000 296
592
Total Hong Kong (Cost
$3,183
)
4,831
HUNGARY
0.1%
Common Stocks 0.1%
OTP Bank (1) 14,326 653
Total Hungary (Cost
$554
)
653
INDIA
0.7%
Common Stocks 0.7%
Astral Poly Technik 5,342 125
Axis Bank (1) 28,004 255
Blue Star 8,250 83
CreditAccess Grameen (1) 6,599 63
Dr Lal PathLabs 1,556 48
Escorts 9,937 164
HDFC Bank (1) 47,525 907
Hindalco Industries 3,960 12
Housing Development Finance 62,207 2,023
ICICI Bank, ADR (USD) (1) 9,022 136
Indus Towers 31,697 101

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Info Edge India 1,173 71
Infosys 65,302 1,116
JSW Steel 3,062 15
Kotak Mahindra Bank (1) 14,092 330
Maruti Suzuki India 3,767 372
NTPC 164,595 200
Petronet LNG 20,532 67
Polycab India 6,625 111
Shriram Transport Finance 10,224 180
Tata Consultancy Services 4,221 181
Tata Steel 2,349 19
TeamLease Services (1) 2,657 104
Torrent Pharmaceuticals 4,491 159
Total India (Cost
$5,243
)
6,842
INDONESIA
0.1%
Common Stocks 0.1%
Astra International 765,800 332
Bank Central Asia 280,400 674
Sarana Menara Nusantara 2,350,300 161
Total Indonesia (Cost
$829
)
1,167
IRELAND
0.2%
Common Stocks 0.0%
Cairn Homes (GBP) (1) 117,038 130
DCC (GBP) 4,999 376
506
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.30%, 1/23/23 (USD) 150,000 156
AerCap Ireland Capital, 4.125%, 7/3/23 (USD) 150,000 160
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 74
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 235
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 463
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD) 300,000 317
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2) 315,000 336
1,741
Total Ireland (Cost
$2,114
)
2,247

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ISRAEL
0.0%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD) 15,000 15
Total Israel (Cost
$15
)
15
ITALY
0.6%
Common Stocks 0.6%
Amplifon (1) 17,189 681
Banca Mediolanum (1) 18,575 147
Brunello Cucinelli (1)(5) 2,293 92
Carel Industries 11,601 240
CNH Industrial (1) 22,817 291
Davide Campari-Milano 40,468 435
De' Longhi 8,653 310
DiaSorin 726 159
Ferrari 2,837 590
FinecoBank Banca Fineco (1) 37,234 579
Freni Brembo (1)(5) 14,190 193
GVS (1) 9,690 176
Intesa Sanpaolo (1) 73,643 161
Leonardo 16,152 112
Moncler (1) 5,590 315
Prysmian 27,663 891
Stellantis (1)(5) 9,895 150
Telecom Italia 261,931 124
Terna Rete Elettrica Nazionale 8,880 64
5,710
Corporate Bonds 0.0%
Enel Finance International, 4.25%, 9/14/23 (USD) (2) 215,000 235
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 320
555
Total Italy (Cost
$4,353
)
6,265
JAPAN
4.7%
Common Stocks 4.6%
Aida Engineering 8,900 84
Aruhi 10,500 173
Asahi Group Holdings 4,400 178
Asahi Kasei 29,200 325

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Asics 6,800 120
Astellas Pharma 65,800 1,068
Benefit One 4,700 133
Benesse Holdings 3,300 64
Bridgestone 3,900 145
Capcom 1,800 113
Central Japan Railway 1,400 200
Chugai Pharmaceutical 5,600 293
Coca-Cola Bottlers Japan Holdings 4,500 68
CyberAgent 7,300 457
Daiichi Sankyo 2,700 87
Daikin Industries 2,700 570
Daio Paper 26,900 486
Daiwa Office Investment 13 84
Daiwabo Holdings 600 51
Demae-Can (1) 5,700 146
Denka 2,000 76
Denso 5,800 322
DIC 8,800 215
Disco 1,200 390
Electric Power Development 20,800 340
en-japan 700 20
Ezaki Glico 6,000 264
Fancl 6,800 250
FANUC 2,500 653
Fast Retailing 300 258
Freee (1) 5,000 424
Fujitec 20,000 436
Fujitsu 2,300 351
Fujitsu General 15,000 373
Fukuoka Financial Group 5,700 102
GMO Financial Gate (5) 600 111
GMO Payment Gateway 1,700 242
Hamamatsu Photonics 8,400 487
Hanwa 5,700 147
Heiwa Real Estate 6,100 209
Hikari Tsushin 1,700 357
Hino Motors 26,200 226
Hitachi 7,700 317
Hitachi Metals 11,100 177
Honda Motor 4,600 121
Horiba 1,800 118
Hoshino Resorts REIT 39 191
Hoshizaki 9,700 861
Idec 5,000 88
Industrial & Infrastructure Fund Investment (5) 136 245

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Japan Retail Fund Investment 21 40
Japan Tobacco 7,800 155
JFE Holdings (1) 2,000 17
JGC Holdings 8,000 91
JINS Holdings 1,700 110
JMDC (1)(5) 2,400 113
Kansai Paint 12,900 380
Kao 1,500 109
Keyence 1,500 805
Kirin Holdings 14,200 305
Kubota 23,800 523
Kyowa Kirin 6,500 193
Mabuchi Motor 2,500 103
Maeda 22,700 186
Matsumotokiyoshi Holdings 6,500 258
Media Do 1,500 89
Medley (1)(5) 2,100 99
Mercari (1) 1,400 67
METAWATER 5,800 131
Mitsubishi 8,500 215
Mitsubishi Electric 86,000 1,312
Mitsubishi Estate 10,000 158
Mitsubishi UFJ Financial Group 100,600 454
Mitsubishi UFJ Lease & Finance 24,900 122
Mitsui Fudosan 31,500 639
Mitsui Fudosan Logistics Park 7 35
Mitsui Mining & Smelting 6,200 216
Miura 8,700 495
Modec 7,500 140
Money Forward (1) 3,200 131
Murata Manufacturing 11,200 1,076
Musashi Seimitsu Industry 10,100 143
Nakanishi 6,500 124
NET One Systems (5) 6,700 224
Nextage 19,600 276
NGK Spark Plug 5,800 108
Nifco 3,600 126
Nintendo 400 230
Nippon Accommodations Fund 6 33
Nippon Ceramic (5) 7,000 181
Nippon Paint Holdings 1,400 126
Nippon Seiki 18,300 224
Nippon Shokubai 2,100 118
Nippon Soda 3,000 86
Nippon Steel (1) 3,200 37
Nippon Telegraph & Telephone 87,900 2,197

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nipro 20,000 236
Nitto Boseki 2,100 99
NOF 3,200 154
NTT Data 32,000 460
Obara Group (5) 3,800 146
Omron 2,500 222
Oriental Land 1,000 157
ORIX 16,700 268
Otsuka Holdings 21,100 901
Outsourcing 9,200 115
PALTAC 2,000 104
Pan Pacific International Holdings 9,200 207
Panasonic 22,800 296
Persol Holdings 23,900 448
Pigeon 1,800 81
Plaid (1) 1,400 46
Pola Orbis Holdings 3,100 62
Recruit Holdings 16,400 713
Renesas Electronics (1) 15,100 172
Round One 12,100 105
Ryohin Keikaku 5,800 139
Sakata INX 10,200 103
Sakata Seed 1,600 56
Sansan (1) 4,400 353
Sanwa Holdings 13,700 156
Sega Sammy Holdings 4,600 73
Seven & i Holdings 16,000 611
Shimadzu 8,900 340
Shin-Etsu Chemical 200 35
SMC 400 242
SMS 13,300 494
SoftBank 20,900 275
SoftBank Group 17,300 1,340
Solasto 28,900 438
Sompo Holdings 4,900 196
Sony 5,600 536
Stanley Electric 22,200 694
SUMCO 1,300 27
Sumitomo 33,300 442
Sumitomo Densetsu 8,100 200
Sumitomo Electric Industries 19,700 263
Sumitomo Metal Mining 700 30
Sumitomo Mitsui Trust Holdings 5,500 165
Sumitomo Rubber Industries 8,200 75
Sumitomo Seika Chemicals 4,700 193
Suzuki Motor 24,400 1,101

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Taiyo Yuden 2,500 147
Takeda Pharmaceutical 22,846 804
Takeda Pharmaceutical, ADR (USD) 7,461 132
Takuma 5,800 122
TechnoPro Holdings 5,700 434
Terumo 1,600 62
THK 5,500 175
Tokio Marine Holdings 8,500 418
Tokyo Electron 1,700 646
Tokyo Tatemono 11,900 161
Tosoh 2,800 48
Toyo Tire (5) 9,300 141
Toyota Motor 14,100 989
UT Group (1)(5) 11,900 365
V-Cube 2,500 71
VT Holdings 13,200 53
WealthNavi (1) 3,800 91
Welcia Holdings 5,600 190
Yellow Hat 7,600 122
Z Holdings 97,200 604
45,560
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD) 300,000 305
Panasonic, 2.536%, 7/19/22 (USD) (2) 200,000 206
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD) 340,000 367
Toyota Motor, 3.183%, 7/20/21 (USD) 295,000 299
1,177
Total Japan (Cost
$34,899
)
46,737
LUXEMBOURG
0.0%
Common Stocks 0.0%
Shurgard Self Storage 724 32
Total Luxembourg (Cost
$21
)
32
MEXICO
0.1%
Common Stocks 0.1%
Fresnillo (GBP) 1,326 18
Grupo Aeroportuario del Sureste, ADR (USD) (1) 3,098 485
Grupo Mexico, Series B 8,800 38
Industrias Penoles (1) 1,317 20

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wal-Mart de Mexico 157,493 448
1,009
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 163
163
Total Mexico (Cost
$1,023
)
1,172
NETHERLANDS
1.1%
Common Stocks 1.1%
Aalberts 2,431 110
ABN AMRO Bank, CVA (1) 10,831 113
Adyen (1) 53 111
Akzo Nobel 5,138 523
Argenx, ADR (USD) (1) 1,035 303
ASML Holding 5,321 2,841
ASML Holding (USD) 1,779 950
Corbion 8,768 512
EQT (SEK) 5,515 172
IMCD 2,160 268
ING Groep (1) 83,455 742
Intertrust (1) 6,589 101
Just Eat Takeaway.com (1) 2,702 310
Kendrion (1) 2,187 51
Koninklijke DSM 5,167 903
Koninklijke Philips (1) 29,997 1,635
Koninklijke Vopak 5,723 290
Prosus 6,656 778
Van Lanschot Kempen, CVA (1) 3,799 94
10,807
Corporate Bonds 0.0%
Cooperatieve Rabobank, 3.125%, 4/26/21 (USD) 250,000 252
ING Groep, 3.55%, 4/9/24 (USD) 255,000 278
Shell International Finance, 3.25%, 5/11/25 (USD) 75,000 83
613
Total Netherlands (Cost
$6,785
)
11,420

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND
0.1%
Common Stocks 0.1%
Fisher & Paykel Healthcare 19,922 494
Total New Zealand (Cost
$124
)
494
NORWAY
0.2%
Common Stocks 0.2%
Aker BP 946 23
Borregaard 1,189 22
DNB (1) 29,023 565
Equinor 27,061 485
Norsk Hydro 12,862 57
Storebrand (1) 38,000 291
TGS NOPEC Geophysical 1,423 19
Total Norway (Cost
$1,044
)
1,462
PANAMA
0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD) 25,000 36
Total Panama (Cost
$27
)
36
PERU
0.2%
Common Stocks 0.2%
Cia de Minas Buenaventura, ADR (USD) (1) 1,046 10
Credicorp (USD) 4,476 673
Southern Copper (USD) 14,499 963
Total Peru (Cost
$1,525
)
1,646
PHILIPPINES
0.1%
Common Stocks 0.1%
SM Investments 36,011 736
Universal Robina 105,420 296
Total Philippines (Cost
$865
)
1,032

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
POLAND
0.1%
Common Stocks 0.1%
InPost (EUR) (1) 11,461 275
KGHM Polska Miedz (1) 359 18
Powszechny Zaklad Ubezpieczen (1) 19,547 156
449
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD) 55,000 62
62
Total Poland (Cost
$481
)
511
PORTUGAL
0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R (1) 335,163 46
Galp Energia 48,293 485
Jeronimo Martins 48,169 788
Total Portugal (Cost
$1,545
)
1,319
RUSSIA
0.3%
Common Stocks 0.3%
Alrosa 21,310 28
HeadHunter Group, ADR (USD) 4,000 124
Mail.Ru Group, GDR (USD) (1) 10,476 273
MMC Norilsk Nickel 190 61
Ozon Holdings, ADR (USD) (1) 5,575 269
Polymetal International 1,212 26
Polyus 165 31
Sberbank of Russia, ADR (USD) 139,733 1,912
Severstal PAO 1,236 21
X5 Retail Group, GDR (USD) 11,219 396
Yandex, Class A (USD) (1) 3,997 250
Total Russia (Cost
$2,667
)
3,391
SAUDI ARABIA
0.1%
Common Stocks 0.1%
Al Rajhi Bank 14,406 280

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
National Commercial Bank 10,972 126
406
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 260
260
Total Saudi Arabia (Cost
$592
)
666
SINGAPORE
0.3%
Common Stocks 0.3%
DBS Group Holdings 9,400 177
Frasers Centrepoint Trust 17,600 34
Mapletree Industrial Trust 14,800 32
Sea, ADR (USD) (1) 9,309 2,017
United Overseas Bank 30,700 540
Wilmar International 89,100 353
3,153
Corporate Bonds 0.0%
United Overseas Bank, 3.20%, 4/23/21 (USD) (2) 200,000 201
201
Total Singapore (Cost
$2,057
)
3,354
SOUTH AFRICA
0.3%
Common Stocks 0.3%
Anglo American Platinum 330 33
AngloGold Ashanti 2,172 51
Capitec Bank Holdings (1) 4,834 442
Clicks Group 18,499 304
FirstRand 114,468 360
Gold Fields 4,850 45
Harmony Gold Mining (1) 2,181 10
Impala Platinum Holdings 5,789 78
Naspers, N Shares 5,431 1,256
Northam Platinum (1) 2,039 25
Shoprite Holdings 45,428 420
Sibanye Stillwater 10,039 38
3,062

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 206
206
Total South Africa (Cost
$2,864
)
3,268
SOUTH KOREA
1.2%
Common Stocks 1.1%
Korea Zinc (1) 31 11
KT (1) 6,269 134
KT, ADR (USD) (1) 9,568 101
LG Household & Health Care 1,436 1,999
NAVER 6,620 2,020
POSCO 753 165
Samsung Electronics 92,393 6,754
SK Hynix 4,457 487
11,671
Preferred Stocks 0.1%
Samsung Electronics (4) 11,523 752
752
Total South Korea (Cost
$6,661
)
12,423
SPAIN
0.5%
Common Stocks 0.4%
Acerinox 27,398 304
Aedas Homes (1) 16,093 400
Amadeus IT Group, A Shares 16,152 1,031
Cellnex Telecom 10,514 616
CIE Automotive (5) 3,514 92
Grifols 11,069 326
Iberdrola 77,588 1,050
Indra Sistemas (1) 6,446 57
Inmobiliaria Colonial Socimi 24,372 234
Laboratorios Farmaceuticos Rovi 6,064 299
Vidrala 106 12
4,421
Corporate Bonds 0.1%
Banco Santander, 3.49%, 5/28/30 (USD) 200,000 222

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Banco Santander, 3.848%, 4/12/23 (USD) 200,000 214
436
Total Spain (Cost
$3,669
)
4,857
SWEDEN
0.6%
Common Stocks 0.6%
Ambea (1) 16,731 137
Assa Abloy, B Shares 24,451 605
Atlas Copco, B Shares 500 23
Autoliv, SDR 2,560 228
Avanza Bank Holding 9,580 261
Beijer Ref 1,569 65
Boliden 4,690 154
Elekta, B Shares (5) 18,553 266
Epiroc, A Shares 25,205 483
Epiroc, B Shares 2,508 43
Essity, B Shares 4,409 141
Fabege 2,459 37
Husqvarna, B Shares 32,688 404
LM Ericsson, B Shares 42,694 537
Lundin Energy 7,264 197
MIPS 1,380 82
Sandvik (1) 881 22
Spotify Technology (USD) (1) 1,377 434
Svenska Cellulosa, Class B (1) 1,798 32
Svenska Handelsbanken, A Shares (1) 30,372 303
Swedbank, A Shares (1) 51,465 968
Thule Group (1) 11,410 423
Trelleborg, Class B (1) 6,808 154
5,999
Corporate Bonds 0.0%
Svenska Handelsbanken, 3.35%, 5/24/21 (USD) 100,000 101
101
Total Sweden (Cost
$4,196
)
6,100
SWITZERLAND
1.5%
Common Stocks 1.4%
ABB 15,648 461
Alcon (1) 12,358 887
ams (1) 9,592 240

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Barry Callebaut 469 1,040
Bucher Industries 49 23
DKSH Holding 2,330 187
Julius Baer Group (3) 17,259 1,044
Lonza Group 1,429 913
Nestle 17,956 2,013
Novartis 16,352 1,481
Partners Group Holding 217 256
PSP Swiss Property 256 33
Roche Holding 8,611 2,972
Sensirion Holding (1) 1,785 117
TE Connectivity (USD) 1,309 158
Tecan Group 510 247
Temenos 927 117
UBS Group 16,863 243
Zurich Insurance Group 3,645 1,457
13,889
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 248
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (2)(8) 250,000 261
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(8) 300,000 303
812
Total Switzerland (Cost
$10,758
)
14,701
TAIWAN
1.1%
Common Stocks 1.1%
China Steel 42,000 34
Largan Precision 9,000 942
MediaTek 11,000 344
President Chain Store 50,000 476
Taiwan Semiconductor Manufacturing 412,000 8,707
Taiwan Semiconductor Manufacturing, ADR (USD) 3,536 430
Taiwan Union Technology 3,000 12
Vanguard International Semiconductor 73,000 290
Win Semiconductors 9,000 132
Total Taiwan (Cost
$5,245
)
11,367
THAILAND
0.1%
Common Stocks 0.1%
Airports of Thailand 102,900 204

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CP ALL (1) 519,800 992
Total Thailand (Cost
$1,200
)
1,196
TURKEY
0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar 19,269 190
Total Turkey (Cost
$147
)
190
UNITED ARAB EMIRATES
0.1%
Common Stocks 0.1%
Air Arabia 254,522 88
First Abu Dhabi Bank 158,043 645
Network International Holdings (GBP) (1) 115,476 538
Total United Arab Emirates (Cost
$1,200
)
1,271
UNITED KINGDOM
3.3%
Common Stocks 3.1%
Abcam 26,591 603
AJ Bell 19,886 117
Amcor, CDI (AUD) 50,610 552
Anglo American 3,751 123
Ascential (1) 146,338 663
Ashtead Group 17,468 877
ASOS (1) 16,390 1,001
AstraZeneca 7,814 797
AstraZeneca, ADR (USD) 10,844 549
Aviva 62,927 288
BHP Group 13,925 382
boohoo Group (1)(5) 44,764 207
BP, ADR (USD) 8,401 187
British American Tobacco 4,772 173
BT Group (1) 87,539 150
Bunzl 5,376 173
Burberry Group (1) 32,511 762
Bytes Technology Group (1) 21,048 104
Centamin 2,727 4
Clarivate (USD) (1) 26,459 766
Close Brothers Group 4,849 93
Codemasters Group Holdings (1) 15,180 125
Compass Group (1) 14,341 256

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Croda International 2,606 224
CVS Group (1) 5,391 113
Derwent London 4,775 207
Diageo 10,382 417
Direct Line Insurance Group 24,270 100
Dr. Martens (1) 19,809 122
Draper Esprit (1) 30,944 291
DS Smith (1) 6,277 31
Evraz 1,549 11
Experian 11,685 408
Farfetch, Class A (USD) (1) 1,639 100
First Derivatives (1) 5,367 221
Frontier Developments (1) 3,276 142
Funding Circle Holdings (1) 74,146 101
Genus 4,126 277
GlaxoSmithKline, ADR (USD) 19,919 742
Glencore (1) 29,739 99
Grainger 5,411 20
Great Portland Estates 85,397 761
Greggs (1) 8,361 237
Helios Towers (1) 80,552 175
Hiscox (1) 15,309 195
HomeServe 41,744 595
Howden Joinery Group (1) 53,104 487
HSBC Holdings (1) 21,883 114
Imperial Brands 8,215 165
Informa (1) 13,748 94
InterContinental Hotels Group (1) 7,533 464
Intermediate Capital Group 14,500 336
Investec 15,707 41
IP Group (1) 31,096 40
IQE (1) 228,674 248
Johnson Matthey 9,392 378
Keywords Studios (1) 8,348 312
Kingfisher (1) 91,962 349
Lloyds Banking Group (1) 981,078 440
London Stock Exchange Group 12,230 1,452
Meggitt (1) 80,197 434
Melrose Industries (1) 172,209 394
Mondi 25,014 589
National Grid 69,289 805
Next (1) 5,220 551
Ninety One 11,002 35
Ocado Group (1) 17,463 663
Persimmon 6,984 243
Playtech (1) 48,389 307

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Polypipe Group (1) 15,167 106
Renishaw (1) 2,763 226
Rightmove (1) 12,060 99
Rio Tinto 4,081 310
Rolls-Royce Holdings (1) 138,798 173
Rotork 28,664 127
Royal Dutch Shell, B Shares 14,541 253
Royal Dutch Shell, Class B, ADR (USD) 5,290 185
Segro 24,698 321
Shaftesbury (1) 1,813 14
Smith & Nephew 41,537 875
Smiths Group 8,487 164
Spirax-Sarco Engineering 1,160 175
SSP Group 19,376 77
Standard Chartered (1) 16,764 101
Syncona (1)(9) 33,416 117
THG (1) 29,659 293
Trainline (1) 77,248 430
Tyman (1) 25,048 119
Unilever (EUR) 8,820 513
Unilever 18,539 1,080
UNITE Group (1) 25,404 333
Victrex 6,070 194
Vodafone Group 149,830 256
Vodafone Group, ADR (USD) 18,505 317
WANdisco (1) 5,380 36
Watches of Switzerland Group (1) 23,944 209
Weir Group (1) 2,364 61
WPP 50,634 529
YouGov 20,119 283
31,458
Convertible Preferred Stocks 0.0%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $49 (USD)
(1)(6)(7) 116 102
102
Corporate Bonds 0.2%
Experian Finance, 2.75%, 3/8/30 (USD) (2) 200,000 214
HSBC Holdings, VR, 2.848%, 6/4/31 (USD) (8) 280,000 295
Natwest Group, VR, 4.519%, 6/25/24 (USD) (8) 300,000 326
NatWest Markets, 2.375%, 5/21/23 (USD) (2) 240,000 249
RELX Capital, 3.00%, 5/22/30 (USD) 100,000 109
RELX Capital, 3.50%, 3/16/23 (USD) 45,000 48
Unilever Capital, 3.00%, 3/7/22 (USD) 150,000 155
Vodafone Group, 3.75%, 1/16/24 (USD) 180,000 196

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
WPP Finance 2010, 3.625%, 9/7/22 (USD) 290,000 304
1,896
Total United Kingdom (Cost
$27,689
)
33,456
UNITED STATES
66.8%
Asset-Backed Securities 0.4%
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class
A, 2.72%, 11/20/22 (2) 150,000 152
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 113
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%,
10/17/22 3,643 4
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%,
1/17/23 31,896 32
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27 90,000 90
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23 8,581 9
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27 170,000 178
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 130,000 134
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26 215,000 215
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 223
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 118
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27 205,000 207
GM Financial Consumer Automobile Receivables Trust, Series
2018-2, Class A3, 2.81%, 12/16/22 47,780 48
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27 90,000 91
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48
(2) 107,525 117
Hyundai Auto Receivables Trust, Series 2018-A, Class A3, 2.79%,
7/15/22 16,108 16
Magnetite XXIII, Series 2019-23A, Class A, CLO, FRN, 3M USD
LIBOR + 1.30%, 1.518%, 10/25/32 (2) 255,000 255
MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%,
10/17/22 (2) 16,635 17
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 72,560 75
Navient Private Education Refi Loan Trust, Series 2019-CA, Class
A2, 3.13%, 2/15/68 (2) 130,000 134
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68 (2) 124,766 129

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust, Series 2019-GA, Class
A, 2.40%, 10/15/68 (2) 151,385 156
Navient Private Education Refi Loan Trust, Series 2020-GA, Class
A, 1.17%, 9/16/69 (2) 79,137 80
Navient Private Education Refi Loan Trust, Series 2020-HA, Class
A, 1.31%, 1/15/69 (2) 93,675 95
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69 (2) 100,000 100
Neuberger Berman Loan Advisers, Series 2020-38A, Class A,
CLO, FRN, 3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (2) 250,000 251
Planet Fitness Master Issuer, Series 2018-1A, Class A2I, 4.262%,
9/5/48 (2) 200,388 200
Santander Retail Auto Lease Trust, Series 2019-A, Class A3,
2.77%, 6/20/22 (2) 100,000 101
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35 (2) 54,166 57
SMB Private Education Loan Trust, Series 2015-B, Class A3,
FRN, 1M USD LIBOR + 1.75%, 1.877%, 5/17/32 (2) 130,000 133
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 120,124 125
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M USD LIBOR + 1.45%, 1.577%, 2/17/32 (2) 146,254 148
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 213,235 223
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 81,144 86
SMB Private Education Loan Trust, Series 2019-A, Class A2B,
FRN, 1M USD LIBOR + 0.87%, 0.997%, 7/15/36 (2) 93,896 94
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 124,539 125
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (2) 48,917 50
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25 50,000 52
4,433
Bond Mutual Funds 22.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 1.76% (10)
(11) 4,577,847 45,458
T. Rowe Price Emerging Markets Local Currency Bond Fund,
3.97% (10)(11) 4,211,888 26,619
T. Rowe Price Institutional Emerging Markets Bond Fund, 4.40%
(10)(11) 4,388,635 37,040
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.82% (10)(11) 1,687,134 16,433
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.64% (10)(11) 2,595,841 22,869
T. Rowe Price International Bond Fund - I Class, 0.75% (10)(11) 2,918,676 28,691

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
0.83% (10)(11) 590,160 6,090
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 0.74% (10)
(11) 8,053,537 41,073
224,273
Common Stocks 26.2%
Abbott Laboratories 4,747 587
AbbVie 27,781 2,847
Acadia Realty Trust, REIT 7,334 106
Advanced Micro Devices (1) 13,531 1,159
AES 14,068 343
Affirm Holdings (1) 199 20
AGCO 311 34
Agilent Technologies 10,458 1,257
Agree Realty, REIT 40 3
Air Products & Chemicals 320 85
Airbnb, Class A (1) 130 24
Alamo Group 139 19
Alexander & Baldwin, REIT 527 8
Alexandria Real Estate Equities, REIT 982 164
Alexion Pharmaceuticals (1) 3,587 550
Align Technology (1) 115 60
Alphabet, Class A (1) 439 802
Alphabet, Class C (1) 7,790 14,300
Amazon.com (1) 3,599 11,539
Ameren 10,683 777
American Campus Communities, REIT 9,452 389
American International Group 60,912 2,281
Analog Devices 8,105 1,194
Anthem 5,010 1,488
Apartment Income REIT, REIT (1) 1,358 53
Apple 37,979 5,012
Apple Hospitality REIT, REIT 6,364 79
Applied Materials 34,595 3,345
Aptiv 576 77
Array Technologies (1) 10,671 435
Atlassian, Class A (1) 617 143
Automatic Data Processing 103 17
AvalonBay Communities, REIT 1,077 176
Avery Dennison 2,301 347
Ball 528 46
Bank of America 59,346 1,760
Becton Dickinson & Company 142 37
Bluescape Opportunities Acquisition (1) 993 11
Booking Holdings (1) 220 428

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Bright Horizons Family Solutions (1) 2,019 307
Broadcom 6,474 2,917
Burlington Stores (1) 1,426 355
Cactus, Class A 797 21
Camden Property Trust, REIT 2,216 226
Capital One Financial 4,680 488
Carvana (1) 2,368 618
Caterpillar 15,750 2,880
Cedar Fair 13,797 553
Celanese 149 18
Centene (1) 7,833 472
Ceridian HCM Holding (1) 3,247 302
CF Industries Holdings 1,097 45
ChampionX (1) 1,799 28
Charles Schwab 48,568 2,503
Charter Communications, Class A (1) 1,437 873
Chevron 904 77
Chipotle Mexican Grill (1) 309 457
Chubb 9,472 1,380
Cigna 3,918 850
Cintas 546 174
Citrix Systems 2,097 280
CMC Materials 112 16
CME Group 4,486 815
Comcast, Class A 4,712 234
ConocoPhillips 3,086 124
Consolidated Edison 976 69
Cooper 1,838 669
CoStar Group (1) 790 711
Coupa Software (1) 220 68
Crowdstrike Holdings, Class A (1) 255 55
Crown Holdings (1) 220 20
CubeSmart, REIT 4,050 141
CyrusOne, REIT 300 22
Danaher 17,866 4,249
Darden Restaurants 1,943 227
Darling Ingredients (1) 4,781 296
Deere 8,629 2,492
DENTSPLY SIRONA 346 19
Devon Energy 3,191 53
Digital Realty Trust, REIT 1,474 212
DocuSign (1) 923 215
Dollar General 3,358 654
Dollar Tree (1) 217 22
Domino's Pizza 103 38
Domtar 828 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DoorDash, Class A (1) 651 126
Douglas Emmett, REIT 3,629 101
DTE Energy 149 18
DuPont de Nemours 13,250 1,053
East West Bancorp 11,513 690
EastGroup Properties, REIT 443 60
Elanco Animal Health (1) 24,252 704
Eli Lilly & Company 12,240 2,546
Emerson Electric 250 20
Entegris 430 42
Entergy 839 80
EOG Resources 2,230 114
EPR Properties, REIT 65 3
Equifax 2,963 525
Equinix, REIT 417 309
Equitable Holdings 65,849 1,632
Equity LifeStyle Properties, REIT 2,637 160
Equity Residential, REIT 3,110 192
Essex Property Trust, REIT 786 188
Etsy (1) 800 159
Euronet Worldwide (1) 7,126 890
Exact Sciences (1) 112 15
Facebook, Class A (1) 21,721 5,611
Federal Realty Investment Trust, REIT 512 45
FedEx 3,923 923
Fidelity National Information Services 9,243 1,141
FirstEnergy 6,158 189
Fiserv (1) 12,758 1,310
Fortive 8,928 590
Freeport-McMoRan 54,762 1,474
General Electric 392,263 4,189
General Motors 57,530 2,916
Global Payments 11,977 2,114
Goldman Sachs Group 9,544 2,588
Graphic Packaging Holding 1,204 19
Halliburton 1,096 19
Hartford Financial Services Group 11,147 535
HCA Healthcare 18,535 3,012
Healthcare Realty Trust, REIT 2,920 88
Healthcare Trust of America, Class A, REIT 2,250 64
Hess 535 29
Highwoods Properties, REIT 629 24
Hilton Worldwide Holdings 7,974 808
Home Depot 3,173 859
Honeywell International 11,294 2,207
Host Hotels & Resorts, REIT 1,526 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hubbell 1,505 234
Humana 2,523 967
Huntsman 1,151 30
IDACORP 225 20
Incyte (1) 2,705 243
Innovative Industrial Properties, REIT 17 3
Intercontinental Exchange 2,204 243
International Flavors & Fragrances (5) 605 68
International Paper 35,162 1,769
Intuit 5,621 2,030
Intuitive Surgical (1) 1,810 1,353
Jacobs Engineering Group 10,623 1,072
JBG SMITH Properties, REIT 1,547 46
Johnson & Johnson 2,197 358
Johnson Controls International 17,239 859
JPMorgan Chase 19,164 2,466
Kadant 146 21
Kansas City Southern 68 14
Kennametal 569 22
Keysight Technologies (1) 3,190 452
Kilroy Realty, REIT 1,372 78
KLA 54 15
Kodiak Sciences (1) 894 113
Kraft Heinz 4,134 139
Lam Research 1,238 599
Lennar, Class A 5,844 486
Lexington Realty Trust, REIT 251 3
Liberty Media Corp-Liberty Formula One, Class C (1) 5,208 210
Linde (EUR) 1,171 286
Linde 11,402 2,798
Lindsay 167 23
Littelfuse 1,022 249
Live Nation Entertainment (1) 17,204 1,143
Lululemon Athletica (1) 1,345 442
Magnolia Oil & Gas, Class A (1) 3,104 26
Marriott International, Class A 3,673 427
Marsh & McLennan 7,766 854
Marvell Technology Group 11,259 579
Mastercard, Class A 8,170 2,584
Match Group (1) 4,412 617
Maxim Integrated Products 12,263 1,076
McDonald's 6,695 1,391
Medtronic 13,947 1,553
MetLife 27,958 1,346
Micron Technology (1) 20,919 1,637
Microsoft 50,972 11,823

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Middleby (1) 7,672 1,041
Moderna (1) 1,866 323
Molina Healthcare (1) 2,603 556
MongoDB (1) 251 93
Monolithic Power Systems 346 123
Morgan Stanley 89,487 6,000
MSCI 23 9
National Retail Properties, REIT 137 5
Netflix (1) 4,897 2,607
Newmont 3,542 211
NextEra Energy 64,460 5,213
NIKE, Class B 4,186 559
Norfolk Southern 8,120 1,921
Nucor 1,008 49
NVIDIA 4,809 2,499
NXP Semiconductors 20,751 3,330
Packaging Corp. of America 16,098 2,165
Parker-Hannifin 145 38
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(6)(7) 21,572 36
Paycom Software (1) 194 74
PayPal Holdings (1) 9,781 2,292
Pebblebrook Hotel Trust, REIT 3,245 60
Philip Morris International 5,112 407
Pioneer Natural Resources 617 75
Planet Fitness, Class A (1) 9,356 674
PNC Financial Services Group 6,469 928
PPD (1) 1,420 46
PPG Industries 7,298 983
Principal Financial Group 4,497 222
Prologis, REIT 41,777 4,311
Proofpoint (1) 2,505 323
PS Business Parks, REIT 571 78
Public Service Enterprise Group 20,047 1,131
Public Storage, REIT 746 170
Quaker Chemical 199 52
QUALCOMM 29,671 4,637
Qualtrics International (1) 531 23
Rayonier, REIT 865 27
RealPage (1) 5,722 495
Realty Income, REIT 331 20
Regency Centers, REIT 1,916 90
Reliance Steel & Aluminum 606 70
Rexford Industrial Realty, REIT 1,395 68
RingCentral, Class A (1) 28 10
Rockwell Automation 857 213
Roku (1) 113 44

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Roper Technologies 2,783 1,093
Ross Stores 14,583 1,623
Royal Caribbean Cruises 4,540 295
Royal Gold 105 11
RPM International 644 53
S&P Global 1,201 381
salesforce.com (1) 8,615 1,943
Sanderson Farms 159 22
Seagen (1) 79 13
Sempra Energy 25,033 3,098
ServiceNow (1) 4,625 2,512
Sherwin-Williams 208 144
Shoals Technologies Group, Class A (1) 582 20
Simon Property Group, REIT 784 73
SL Green Realty, REIT (5) 1,507 102
Snap, Class A (1) 32,020 1,695
Snowflake, Class A (1) 77 21
Southern 25,820 1,521
Spirit Realty Capital, REIT 107 4
Splunk (1) 4,973 821
Square, Class A (1) 177 38
Stanley Black & Decker 1,080 187
Starbucks 4,358 422
Steel Dynamics 629 22
STORE Capital, REIT 200 6
Stryker 8,400 1,856
Sunstone Hotel Investors, REIT 5,826 62
Synopsys (1) 5,909 1,509
T-Mobile US (1) 7,008 884
Terreno Realty, REIT 1,672 95
Texas Instruments 12,276 2,034
Thermo Fisher Scientific 7,533 3,840
TJX 17,098 1,095
Toro 227 21
Travelers 5,553 757
Twilio, Class A (1) 242 87
Uipath, Acquisition Date: 12/11/20, Cost $16 (1)(6)(7) 559 35
Ultragenyx Pharmaceutical (1) 2,000 277
Union Pacific 5,534 1,093
United Airlines Holdings (1) 151 6
United Parcel Service, Class B 5,664 878
United Rentals (1) 4,935 1,199
UnitedHealth Group 12,262 4,090
Urban Edge Properties, REIT 574 8
Valmont Industries 107 21
Veeva Systems, Class A (1) 600 166

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost
$4 (1)(6)(7) 1 6
VEREIT, REIT 178 6
Vertex Pharmaceuticals (1) 2,696 618
VF 447 34
Visa, Class A 25,417 4,912
Walt Disney (1) 12,769 2,147
Waste Connections 1,366 135
Wells Fargo 60,321 1,802
Welltower, REIT 15,996 969
Westlake Chemical 465 36
Westrock 37,232 1,543
Weyerhaeuser, REIT 41,708 1,301
Williams 46,705 992
Willis Towers Watson 78 16
Wix.com (1) 6,193 1,530
Workday, Class A (1) 645 147
Workiva (1) 392 38
WP Carey, REIT 465 31
Xcel Energy 251 16
Yum! Brands 26,352 2,674
Zimmer Biomet Holdings 1,076 165
Zoetis 4,204 648
Zoom Video Communications, Class A (1) 1,193 444
263,085
Convertible Preferred Stocks 0.2%
American Electric Power, 6.125%, 3/15/22 740 36
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(6)(7) 163 5
NextEra Energy, 5.279%, 3/1/23 1,279 68
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$136 (1)(6)(7) 12,707 468
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$159 (1)(6)(7) 10,254 378
Rivian Automotive, Series F, Acquisition Date: 1/19/21, Cost
$316 (1)(6)(7) 8,565 316
Sempra Energy, Series B, 6.75%, 7/15/21 215 22
Southern, Series A, 6.75%, 8/1/22 4,638 230
Tonian Holdings, Non-Voting Units, Acquisition Date: 1/15/21,
Cost $2 (1)(6)(7) 2,304 2
Tonian Holdings, Voting Units, Acquisition Date: 1/15/21, Cost
$3 (1)(6)(7) 3,239 3
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $54 (1)(6)(7) 4,095 255
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $9 (1)(6)(7) 687 43
Uipath, Series E, Acquisition Date: 7/9/20, Cost $2 (1)(6)(7) 109 7

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(6)(7) 1,669 143
1,976
Corporate Bonds 3.2%
Abbott Laboratories, 1.15%, 1/30/28 190,000 190
AbbVie, 2.95%, 11/21/26 145,000 159
AbbVie, 3.60%, 5/14/25 240,000 266
AbbVie, 4.50%, 5/14/35 30,000 37
AbbVie, 4.70%, 5/14/45 95,000 119
Agilent Technologies, 3.875%, 7/15/23 65,000 70
AHS Hospital, 5.024%, 7/1/45 20,000 28
AIG Global Funding, 3.35%, 6/25/21 (2) 130,000 132
Air Lease, 2.50%, 3/1/21 85,000 85
Air Lease, 3.50%, 1/15/22 75,000 77
Air Lease, 3.625%, 4/1/27 45,000 49
Alexandria Real Estate Equities, 4.00%, 1/15/24 30,000 33
Altria Group, 2.35%, 5/6/25 40,000 42
Altria Group, 4.75%, 5/5/21 20,000 20
Amazon.com, 2.80%, 8/22/24 50,000 54
Amazon.com, 3.875%, 8/22/37 150,000 181
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26 23,697 23
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32 178,568 176
American Campus Communities Operating Partnership, 3.625%,
11/15/27 230,000 258
American International Group, 3.30%, 3/1/21 270,000 270
Anthem, 4.101%, 3/1/28 130,000 152
Anthem, 4.65%, 1/15/43 20,000 25
Aon, 2.20%, 11/15/22 195,000 201
Aon, 2.80%, 3/15/21 65,000 65
Aon, 3.875%, 12/15/25 25,000 28
Appalachian Power, 4.45%, 6/1/45 40,000 49
Apple, 3.20%, 5/13/25 260,000 288
Apple, 3.20%, 5/11/27 300,000 338
Aptiv, 4.15%, 3/15/24 15,000 16
AT&T, 2.75%, 6/1/31 215,000 225
AT&T, 3.00%, 6/30/22 150,000 155
AutoZone, 3.125%, 4/21/26 170,000 187
AutoZone, 3.75%, 6/1/27 70,000 80
Baltimore Gas And Electric, 3.35%, 7/1/23 225,000 239
Bank of America, 3.50%, 4/19/26 400,000 449
Bank of America, 4.45%, 3/3/26 50,000 57
Bank of America, FRN, 3M USD LIBOR + 0.65%, 0.901%,
6/25/22 250,000 251
Bank of America, VR, 3.55%, 3/5/24 (8) 100,000 106
Bank of America, VR, 4.244%, 4/24/38 (8) 120,000 145
Banner Health, 1.897%, 1/1/31 65,000 66

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Becton Dickinson & Company, 2.823%, 5/20/30 115,000 124
Becton Dickinson & Company, 3.70%, 6/6/27 183,000 209
Berkshire Hathaway, 2.75%, 3/15/23 35,000 37
Berkshire Hathaway Energy, 5.15%, 11/15/43 25,000 34
Biogen, 3.625%, 9/15/22 90,000 95
Boardwalk Pipelines, 4.95%, 12/15/24 10,000 11
Booking Holdings, 3.65%, 3/15/25 30,000 33
BP Capital Markets America, 1.749%, 8/10/30 180,000 177
Bristol-Myers Squibb, 2.90%, 7/26/24 255,000 275
Bristol-Myers Squibb, 3.55%, 8/15/22 250,000 262
Brixmor Operating Partnership, 3.90%, 3/15/27 25,000 28
Brixmor Operating Partnership, 4.05%, 7/1/30 80,000 90
Burlington Northern Santa Fe, 3.05%, 9/1/22 65,000 67
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 43
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 33
Capital One Financial, 3.20%, 1/30/23 230,000 242
Capital One Financial, 3.45%, 4/30/21 135,000 136
Cardinal Health, 3.41%, 6/15/27 125,000 140
Cardinal Health, 3.75%, 9/15/25 80,000 90
Caterpillar Financial Services, 3.15%, 9/7/21 250,000 254
CC Holdings, 3.849%, 4/15/23 25,000 27
Centra Health, 4.70%, 1/1/48 385,000 435
Charter Communications Operating, 4.50%, 2/1/24 250,000 276
Charter Communications Operating, 4.908%, 7/23/25 50,000 58
Cigna, 3.25%, 4/15/25 250,000 274
Cigna, 3.75%, 7/15/23 117,000 126
Citibank, 3.40%, 7/23/21 250,000 253
Citigroup, 4.45%, 9/29/27 70,000 82
Citigroup, VR, 3.887%, 1/10/28 (8) 315,000 358
Citigroup, VR, 4.075%, 4/23/29 (8) 100,000 115
CMS Energy, 4.875%, 3/1/44 25,000 32
Comcast, 1.95%, 1/15/31 155,000 156
Comcast, 2.65%, 2/1/30 225,000 241
Commonspirit Health, 2.95%, 11/1/22 25,000 26
CommonSpirit Health, 2.76%, 10/1/24 95,000 102
CommonSpirit Health, 2.782%, 10/1/30 50,000 53
Concho Resources, 3.75%, 10/1/27 25,000 28
Crown Castle International, 3.70%, 6/15/26 40,000 45
Crown Castle International, 4.75%, 5/15/47 30,000 37
Crown Castle Towers, 3.72%, 7/15/23 (2) 125,000 130
CVS Health, 2.70%, 8/21/40 40,000 39
CVS Health, 3.25%, 8/15/29 225,000 249
CVS Health, 3.50%, 7/20/22 40,000 42
Daimler Finance North America, 2.30%, 2/12/21 (2) 150,000 150
DCP Midstream Operating, 3.875%, 3/15/23 25,000 26
Delta Air Lines, 3.80%, 4/19/23 75,000 76

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Diamondback Energy, 2.875%, 12/1/24 270,000 285
Discover Financial Services, 3.75%, 3/4/25 15,000 16
Discover Financial Services, 3.85%, 11/21/22 95,000 101
Dow Chemical, 3.15%, 5/15/24 90,000 97
Eaton Vance, 3.625%, 6/15/23 15,000 16
Ecolab, 3.25%, 12/1/27 265,000 299
Elanco Animal Health, 4.912%, 8/27/21 30,000 31
Energy Transfer Operating, 5.25%, 4/15/29 120,000 138
Equitable Holdings, 3.90%, 4/20/23 45,000 48
Essex Portfolio, 2.65%, 3/15/32 135,000 142
Eversource Energy, Series M, 3.30%, 1/15/28 15,000 17
Fidelity National Information Services, 4.25%, 5/15/28 135,000 158
Fifth Third Bancorp, 4.30%, 1/16/24 65,000 72
Fifth Third Bank, 3.35%, 7/26/21 250,000 253
FirstEnergy, Series C, 7.375%, 11/15/31 60,000 84
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 71
Fiserv, 3.20%, 7/1/26 100,000 111
Florida Gas Transmission, 3.875%, 7/15/22 (2) 20,000 21
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 243
Ford Motor Credit, 3.47%, 4/5/21 200,000 201
GE Capital International Funding, 4.418%, 11/15/35 200,000 234
General Motors, 4.00%, 4/1/25 55,000 61
General Motors Financial, 3.55%, 7/8/22 205,000 215
George Washington University, Series 2014, 4.30%, 9/15/44 15,000 18
Gilead Sciences, 3.25%, 9/1/22 20,000 21
Goldman Sachs Group, 3.00%, 4/26/22 125,000 126
Goldman Sachs Group, 3.50%, 1/23/25 300,000 328
Goldman Sachs Group, 3.85%, 1/26/27 115,000 130
Goldman Sachs Group, 5.15%, 5/22/45 15,000 20
Goldman Sachs Group, 6.75%, 10/1/37 10,000 15
Hackensack Meridian Health, 4.211%, 7/1/48 155,000 190
Harley-Davidson Financial Services, 3.55%, 5/21/21 (2) 200,000 202
Hasbro, 3.00%, 11/19/24 150,000 162
HCA, 4.125%, 6/15/29 235,000 271
Healthcare Realty Trust, 3.625%, 1/15/28 30,000 34
Healthpeak Properties, 2.875%, 1/15/31 45,000 48
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 115
Hyatt Hotels, 3.375%, 7/15/23 30,000 31
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 144
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 56
Hyundai Capital America, 3.45%, 3/12/21 (2) 170,000 171
Indiana University Health Obligated Group, 3.97%, 11/1/48 145,000 185
Intercontinental Exchange, 3.45%, 9/21/23 275,000 296
Intercontinental Exchange, 3.75%, 12/1/25 75,000 85
International Paper, 5.00%, 9/15/35 35,000 45
Interpublic Group, 4.00%, 3/15/22 55,000 57

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ITC Holdings, 2.70%, 11/15/22 95,000 99
JPMorgan Chase, 3.375%, 5/1/23 410,000 437
JPMorgan Chase, VR, 3.559%, 4/23/24 (8) 125,000 133
JPMorgan Chase, VR, 3.882%, 7/24/38 (8) 160,000 187
Kansas City Southern, 2.875%, 11/15/29 55,000 59
Kansas City Southern, 3.50%, 5/1/50 155,000 166
Kansas City Southern, 4.30%, 5/15/43 25,000 29
Kentucky Utilities, 4.375%, 10/1/45 65,000 80
Keurig Dr Pepper, 3.551%, 5/25/21 265,000 268
KeyBank, 3.35%, 6/15/21 260,000 263
KeyCorp, 2.25%, 4/6/27 90,000 96
Keysight Technologies, 4.55%, 10/30/24 230,000 261
Kilroy Realty, 3.45%, 12/15/24 40,000 43
Kilroy Realty, 4.25%, 8/15/29 25,000 29
Kilroy Realty, 4.375%, 10/1/25 15,000 17
Kimco Realty, 3.40%, 11/1/22 20,000 21
L3Harris Technologies, 4.854%, 4/27/35 50,000 65
Liberty Mutual Group, 4.25%, 6/15/23 (2) 10,000 11
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 25
Life Storage, 4.00%, 6/15/29 145,000 167
LYB International Finance II, 3.50%, 3/2/27 300,000 337
M&T Bank, 3.55%, 7/26/23 345,000 372
Marsh & McLennan, 3.30%, 3/14/23 10,000 11
Marsh & McLennan, 3.50%, 6/3/24 115,000 125
McDonald's, 1.45%, 9/1/25 65,000 67
MedStar Health, Series 20A, 3.626%, 8/15/49 130,000 144
Microchip Technology, 3.922%, 6/1/21 40,000 40
Micron Technology, 2.497%, 4/24/23 85,000 89
Micron Technology, 4.185%, 2/15/27 100,000 116
Microsoft, 4.20%, 11/3/35 90,000 115
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 123
Mississippi Power, 3.95%, 3/30/28 170,000 196
Morgan Stanley, 3.125%, 1/23/23 485,000 511
Morgan Stanley, 4.10%, 5/22/23 200,000 216
Morgan Stanley, 4.30%, 1/27/45 45,000 57
Morgan Stanley, VR, 3.971%, 7/22/38 (8) 135,000 161
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.33%, 9/9/22 210,000 209
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21 145,000 145
New York Life Global Funding, 3.25%, 8/6/21 (2) 135,000 137
Nisource, 3.49%, 5/15/27 215,000 242
Nisource, 3.95%, 3/30/48 105,000 120
Nissan Motor Acceptance, 3.65%, 9/21/21 (2) 110,000 112
Northern Trust, 3.95%, 10/30/25 25,000 29
Northwestern University, Series 2020, 2.64%, 12/1/50 140,000 143
Nucor, 2.70%, 6/1/30 70,000 75
Nucor, 3.95%, 5/1/28 130,000 151

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Occidental Petroleum, 2.90%, 8/15/24 210,000 202
Occidental Petroleum, 3.40%, 4/15/26 75,000 72
Omnicom Group, 3.60%, 4/15/26 50,000 56
Omnicom Group, 3.65%, 11/1/24 50,000 55
Oracle, 2.40%, 9/15/23 300,000 315
O'Reilly Automotive, 3.60%, 9/1/27 145,000 164
O'Reilly Automotive, 3.80%, 9/1/22 125,000 131
PACCAR Financial, 3.10%, 5/10/21 175,000 176
Pacific Gas & Electric, 2.10%, 8/1/27 125,000 127
Packaging Corp. Of America, 3.65%, 9/15/24 15,000 16
Paypal Holdings, 2.40%, 10/1/24 345,000 366
Perrigo Finance Unlimited, 4.375%, 3/15/26 200,000 227
Pioneer Natural Resources, 1.125%, 1/15/26 80,000 80
PNC Financial Services Group, 3.30%, 3/8/22 20,000 21
President & Fellows of Harvard College, 3.619%, 10/1/37 25,000 31
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 291
Principal Financial Group, 2.125%, 6/15/30 160,000 163
Principal Financial Group, 3.30%, 9/15/22 25,000 26
Principal Financial Group, 3.40%, 5/15/25 35,000 39
Prologis, 2.125%, 4/15/27 30,000 32
Protective Life Global Funding, 1.082%, 6/9/23 (2) 205,000 208
Providence Health & Services Obligated Group, 4.379%, 10/1/23 25,000 27
QUALCOMM, 3.25%, 5/20/27 107,000 121
QVC, 4.85%, 4/1/24 20,000 22
Regency Centers, 4.125%, 3/15/28 35,000 40
Reinsurance Group of America, 5.00%, 6/1/21 20,000 20
Republic Services, 3.375%, 11/15/27 230,000 260
Roper Technologies, 2.95%, 9/15/29 60,000 66
Roper Technologies, 3.80%, 12/15/26 50,000 58
Sabine Pass Liquefaction, 4.20%, 3/15/28 50,000 57
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 268
ServiceNow, 1.40%, 9/1/30 235,000 224
Simon Property Group, 3.375%, 10/1/24 45,000 49
Spectra Energy Partners, 3.375%, 10/15/26 40,000 44
Spectra Energy Partners, 4.75%, 3/15/24 170,000 190
State Street, 3.10%, 5/15/23 25,000 27
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (2) 130,000 158
Texas Instruments, 1.375%, 3/12/25 45,000 46
Time Warner Cable, 4.00%, 9/1/21 10,000 10
Time Warner Cable, 6.55%, 5/1/37 13,000 18
Time Warner Cable, 6.75%, 6/15/39 13,000 18
TJX, 1.60%, 5/15/31 55,000 54
Toyota Motor Credit, 2.95%, 4/13/21 250,000 251
Trinity Health, 4.125%, 12/1/45 25,000 30
Truist Bank, VR, 3.502%, 8/2/22 (8) 350,000 355

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Union Pacific, 4.75%, 9/15/41 10,000 13
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26 3,591 4
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 313,344 308
UnitedHealth Group, 2.00%, 5/15/30 85,000 87
UnitedHealth Group, 3.75%, 7/15/25 40,000 45
Valero Energy, 2.85%, 4/15/25 260,000 276
VEREIT Operating Partnership, 2.20%, 6/15/28 70,000 72
Verizon Communications, 1.68%, 10/30/30 (2) 28,000 28
Verizon Communications, 2.625%, 8/15/26 230,000 250
Verizon Communications, 2.65%, 11/20/40 420,000 408
Visa, 2.15%, 9/15/22 90,000 93
Visa, 4.15%, 12/14/35 90,000 114
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 146
Walmart, 3.40%, 6/26/23 300,000 322
Walt Disney, 4.50%, 2/15/21 20,000 20
Wells Fargo, 3.069%, 1/24/23 465,000 478
Wells Fargo, 3.50%, 3/8/22 95,000 98
Wells Fargo, VR, 3.068%, 4/30/41 (8) 240,000 251
Western Midstream Operating, 4.00%, 7/1/22 20,000 20
Willis North America, 3.60%, 5/15/24 40,000 44
Willis North America, 4.50%, 9/15/28 160,000 190
WP Carey, 3.85%, 7/15/29 215,000 242
32,090
Municipal Securities 0.2%
California, Build America, GO, 7.625%, 3/1/40 35,000 60
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50 390,000 414
Florida State Board of Administration Fin. Corp., Series A,
2.638%, 7/1/21 45,000 45
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29 15,000 17
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40 15,000 24
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42 175,000 186
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36 20,000 25
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39 15,000 20
Miami-Dade County Transit System, Bulild America, Series B,
5.624%, 7/1/40 160,000 226
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42 90,000 97
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57 128,000 194
New York State Dormitory Auth., Build America, Series F, 5.628%,
3/15/39 15,000 20

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Philadelphia Auth. for IDA, 3.964%, 4/15/26 5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46 20,000 23
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23 25,000 26
Texas A&M Univ., Series B, 3.33%, 5/15/39 250,000 277
Univ. of California Regents, Series AJ, 4.601%, 5/15/31 25,000 30
Univ. of California Regents, Build America, 5.77%, 5/15/43 15,000 22
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44 25,000 32
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36 110,000 123
1,866
Non-U.S. Government Mortgage-Backed Securities 0.5%
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 1.056%, 12/15/36 (2) 150,000 149
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
D, ARM, 1M USD LIBOR + 2.16%, 2.286%, 11/15/34 (2) 50,000 49
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class
65A, ARM, 4.411%, 5/15/52 (2) 100,000 105
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49 55,000 62
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50 110,000 120
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58 25,000 28
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50 100,000 113
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (2) 100,000 107
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 159,191 166
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 1.427%, 11/15/37 (2) 140,000 140
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.777%, 11/15/37 (2) 158,000 158
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48 40,000 45
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48 60,000 67
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48 100,000 111
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.23%, 11/25/29 126,580 125
Deephaven Residential Mortgage Trust, Series 2018-1A, Class
A1, CMO, ARM, 2.976%, 12/25/57 (2) 14,758 15
Deephaven Residential Mortgage Trust, Series 2019-2A, Class
A1, CMO, ARM, 3.558%, 4/25/59 (2) 38,861 39

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 67,798 69
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 172
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 32,505 34
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (2) 51,906 53
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (2) 82,628 84
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (2) 78,196 80
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46 175,000 190
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48 25,000 28
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51 65,000 75
Goldman Sachs Mortgage Securities Trust, Series 2019-GSA1,
Class B, 3.511%, 11/10/52 110,000 117
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%, 12/10/40
(2) 100,000 104
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.759%, 12/15/36 (2) 70,000 69
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
CMO, ARM, 3.766%, 6/25/48 (2) 35,475 36
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (2) 57,433 59
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (2) 82,356 84
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C30, Class A5, 3.822%, 7/15/48 65,000 73
JPMorgan Barclays Bank Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3, 3.801%, 8/15/48 50,000 56
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 121,915 126
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 144,373 150
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 0.978%, 8/25/50 (2) 30,817 31
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 54,786 57
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM,
3.25%, 5/25/62 (2) 83,290 86
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46 20,000 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47 20,000 21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48 35,000 39
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47 85,000 95
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, ARM, 4.068%, 12/15/47 155,000 173
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49 25,000 27
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2) 130,000 110
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 1.715%, 4/15/32 (2) 100,000 97
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (2) 122,004 125
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 1.23%, 10/25/59 (2) 63,884 65
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (2) 8,896 9
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO,
ARM, 3.50%, 2/25/48 (2) 13,702 14
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 38,592 40
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO,
ARM, 4.00%, 10/25/48 (2) 9,055 9
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 49,317 50
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A1, CMO, ARM, 2.61%, 9/27/49 (2) 61,916 63
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 96,485 97
Structured Agency Credit Risk Debt Notes, Series 2020-DNA6,
Class M1, CMO, ARM, SOFR30A + 0.90%, 0.982%, 12/25/50 (2) 50,000 50
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.182%, 11/25/50 (2) 80,000 80
Towd Point Mortgage Trust, Series 2015-5, Class A1B, ARM,
2.75%, 5/25/55 (2) 14,038 14
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO, ARM,
2.75%, 10/25/57 (2) 67,818 70
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO, ARM,
3.00%, 1/25/58 (2) 52,873 55
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 125,802 129
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 155,940 161

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class
A4, 3.664%, 9/15/58 41,000 46
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class
A4, 3.695%, 11/15/48 100,000 112
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58 75,000 84
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class
B, 3.671%, 12/15/52 155,000 169
5,457
Private Investment Companies 7.4%
Blackstone Partners Offshore Fund (1)(6) 57,878 74,286
74,286
U.S. Government & Agency Mortgage-Backed Securities
0.0% (12)
Federal Home Loan Mortgage
2.777%, 4/25/23 8 9
2.952%, 2/25/27 30 32
41
U.S. Government Agency Obligations (Excluding Mortgage-
Backed) 6.3%
U.S. Treasury Bonds, 1.125%, 5/15/40 (3) 2,930,000 2,680
U.S. Treasury Bonds, 1.25%, 5/15/50 525,000 454
U.S. Treasury Bonds, 1.375%, 8/15/50 1,550,000 1,384
U.S. Treasury Bonds, 2.00%, 2/15/50 1,900,000 1,975
U.S. Treasury Bonds, 2.50%, 2/15/45 145,000 166
U.S. Treasury Bonds, 2.75%, 11/15/42 65,000 78
U.S. Treasury Bonds, 2.75%, 8/15/47 (3)(13) 5,915,000 7,118
U.S. Treasury Bonds, 2.875%, 8/15/45 (13) 570,000 698
U.S. Treasury Bonds, 3.00%, 11/15/44 (13) 395,000 492
U.S. Treasury Bonds, 3.00%, 11/15/45 435,000 545
U.S. Treasury Bonds, 3.00%, 2/15/47 (13) 220,000 277
U.S. Treasury Bonds, 3.00%, 2/15/48 (3) 740,000 933
U.S. Treasury Bonds, 3.00%, 8/15/48 150,000 189
U.S. Treasury Bonds, 3.125%, 11/15/41 290,000 366
U.S. Treasury Bonds, 3.125%, 8/15/44 (3) 610,000 775
U.S. Treasury Bonds, 3.50%, 2/15/39 850,000 1,119
U.S. Treasury Bonds, 3.875%, 8/15/40 200,000 278
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50 272,279 317
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43 814,154 1,006
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42 110,559 140
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47 159,548 212
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46 203,070 274
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48 327,137 449
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49 139,610 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44 135,106 193
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28 36,023 45
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26 203,225 243
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41 45,156 70
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29 500,581 660
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28 1,097,290 1,519
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/22 66,342 68
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22 1,658,035 1,717
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23 789,856 824
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24 241,109 260
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24 1,082,237 1,170
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 1,513,205 1,643
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25 1,953,708 2,142
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26 867,426 962
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30 282,498 316
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30 802,334 903
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31 293,903 330
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25 153,817 167
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29 1,017,340 1,157
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23 1,968,067 2,096
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25 268,851 298
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27 477,239 537
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27 114,893 130
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24 1,186,570 1,281
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28 200,554 229
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23 1,837,596 1,946
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24 700,396 757
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26 1,624,167 1,828
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28 271,615 319
U.S. Treasury Notes, 0.25%, 5/31/25 (3) 10,860,000 10,816
U.S. Treasury Notes, 0.375%, 3/31/22 140,000 140
U.S. Treasury Notes, 0.625%, 8/15/30 2,485,000 2,386
U.S. Treasury Notes, 1.125%, 2/28/22 (3) 2,390,000 2,417
U.S. Treasury Notes, 1.625%, 8/15/29 950,000 1,003
U.S. Treasury Notes, 1.875%, 9/30/22 25,000 26
U.S. Treasury Notes, 2.125%, 8/15/21 10,000 10
62,726
Total United States (Cost
$551,108
)
670,233

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.1%
Short-Term Investments 4.0%
T. Rowe Price Treasury Reserve Fund, 0.07% (10)(14) 40,014,901 40,015
40,015
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.55%, 4/22/21 1,115,400 1,115
1,115
Total Short-Term Investments (Cost $41,130) 41,130
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (10)(14) 238,021 2,381
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,381
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.13% (10)(14) 13,233 132
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank 132
Total Securities Lending Collateral (Cost $2,513) 2,513
Total Investments in Securities 100.3%
(Cost $805,924) $ 1,005,879
Other Assets Less Liabilities (0.3)% (2,745)
Net Assets 100.0% $ 1,003,134
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $18,434 and represents 1.8% of net assets.

T. ROWE PRICE Global Allocation Fund

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. .
(3) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2021.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) All or a portion of this security is on loan at January 31, 2021.
(6) Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,091 and represents 0.2% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9) Organized as a closed-end management investment company.
(10) Affiliated Companies
(11) SEC 30-day yield
(12) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(13) At January 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar

T. ROWE PRICE Global Allocation Fund

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IDA Industrial Development Authority/Agency
ILS Israel Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
(0.1%)
Exchange-Traded Options Written (0.1%)
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
2/19/21 @ $86.00 865 7,523 (42)
iShares iBoxx High Yield Corporate Bond ETF, Put,
3/19/21 @ $86.00 1,050 9,132 (109)
S&P 500 Index, Call, 2/19/21 @ $3,625.00 21 7,800 (319)
S&P 500 Index, Call, 3/19/21 @ $4,000.00 50 18,571 (120)
S&P 500 Index, Put, 2/19/21 @ $3,450.00 20 7,428 (69)
S&P 500 Index, Put, 3/19/21 @ $3,450.00 40 14,857 (243)
U.S. Treasury Long Bond futures contracts, Call,
2/19/21 @ $176.00 15 2,531 (2)
U.S. Treasury Long Bond futures contracts, Call,
2/19/21 @ $177.00 30 5,062 (2)
U.S. Treasury Long Bond futures contracts, Put,
2/19/21 @ $167.00 15 2,531 (10)
U.S. Treasury Long Bond futures contracts, Put,
2/19/21 @ $168.00 30 5,062 (31)
Total Exchange-Traded Options Written (Premiums $(780)) $ (947)
OTC Options Written (0.0%)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Erste Group Bank, Call, 3/19/21 @
29.00 (EUR) 4 10 —
Goldman Sachs
Julius Baer Group, Call, 6/18/21 @
64.00 (CHF) 4 22 (1)
JPMorgan Chase Thales, Call, 2/19/21 @ 78.00 (EUR) 1 7 —
JPMorgan Chase Thales, Call, 3/19/21 @ 82.00 (EUR) 1 7 —
Total OTC Options Written (Premiums $(1)) $ (1)
Total Options Written (Premiums $(781)) $ (948)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/2/21 AUD 4,909 USD 3,766 $ (14)
BNP Paribas 2/2/21 CHF 4,503 USD 5,061 (5)
BNP Paribas 2/2/21 DKK 8,109 USD 1,324 (1)
BNP Paribas 2/2/21 EUR 13,961 USD 16,960 (16)
BNP Paribas 2/2/21 GBP 5,510 USD 7,565 (16)
BNP Paribas 2/2/21 HKD 12,722 USD 1,641 —
BNP Paribas 2/2/21 ILS 555 USD 169 —
BNP Paribas 2/2/21 JPY 1,381,362 USD 13,196 (8)
BNP Paribas 2/2/21 NOK 2,671 USD 312 —
BNP Paribas 2/2/21 NZD 223 USD 161 —
BNP Paribas 2/2/21 SEK 14,548 USD 1,746 (5)
BNP Paribas 2/2/21 SGD 737 USD 555 —
BNP Paribas 2/26/21 USD 3,816 AUD 4,974 14
BNP Paribas 2/26/21 USD 5,205 CHF 4,628 5
BNP Paribas 2/26/21 USD 1,334 DKK 8,162 1
BNP Paribas 2/26/21 USD 17,210 EUR 14,160 17
BNP Paribas 2/26/21 USD 7,672 GBP 5,587 16
BNP Paribas 2/26/21 USD 1,697 HKD 13,159 —
BNP Paribas 2/26/21 USD 13,646 JPY 1,428,191 8
BNP Paribas 2/26/21 USD 317 NOK 2,711 —
BNP Paribas 2/26/21 USD 163 NZD 226 —
BNP Paribas 2/26/21 USD 1,862 SEK 15,511 5
BNP Paribas 2/26/21 USD 571 SGD 758 —
BNP Paribas 3/1/21 USD 175 ILS 573 —
Citibank 2/2/21 USD 405 EUR 331 3
HSBC Bank 2/2/21 USD 316 JPY 32,625 5
JPMorgan Chase 2/2/21 SEK 151 USD 18 —
JPMorgan Chase 2/2/21 USD 83 AUD 108 1
JPMorgan Chase 2/2/21 USD 3,656 AUD 4,801 (13)
JPMorgan Chase 2/2/21 USD 4,944 CHF 4,370 38
JPMorgan Chase 2/2/21 USD 1,335 DKK 8,109 12
JPMorgan Chase 2/2/21 USD 16,703 EUR 13,630 161
JPMorgan Chase 2/2/21 USD 7,177 GBP 5,317 (109)
JPMorgan Chase 2/2/21 USD 1,641 HKD 12,722 —
JPMorgan Chase 2/2/21 USD 173 ILS 555 4
JPMorgan Chase 2/2/21 USD 13,024 JPY 1,348,737 148
JPMorgan Chase 2/2/21 USD 310 NOK 2,671 (2)
JPMorgan Chase 2/2/21 USD 2 NZD 3 —
JPMorgan Chase 2/2/21 USD 157 NZD 220 (1)
JPMorgan Chase 2/2/21 USD 1,793 SEK 14,699 34
JPMorgan Chase 2/2/21 USD 555 SGD 737 —
Morgan Stanley 2/2/21 USD 150 CHF 133 1

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/2/21 USD 264 GBP 193 $ (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 282

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized Gain
(Loss)
Short, 47 MSCI EAFE Index contracts 3/21 (4,972) $ (42)
Long, 514 Russell 2000 E-Mini Index contracts 3/21 53,153 3,855
Short, 15 S&P 500 E-Mini Index contracts 3/21 (2,779) 10
Long, 21 U.S. Treasury Long Bond contracts 3/21 3,543 (69)
Long, 50 U.S. Treasury Notes five year contracts 3/21 6,294 5
Short, 6 U.S. Treasury Notes ten year contracts 3/21 (822) 7
Long, 6 U.S. Treasury Notes two year contracts 3/21 1,326 1
Long, 6 Ultra U.S. Treasury Bonds contracts 3/21 1,228 (69)
Short, 15 Ultra U.S. Treasury Notes ten year
contracts 3/21 (2,307) 41
Net payments (receipts) of variation margin to date (4,453)
Variation margin receivable (payable) on open futures
contracts $ (714)

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 1.76% $ — $ 975 $ 270
T. Rowe Price Emerging Markets Local Currency
Bond Fund, 3.97% — 1,690 272
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.40% — 1,921 447
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.82% — 368 145
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.64% — 898 292
T. Rowe Price International Bond Fund - I Class,
0.75% — 994 76
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 0.83% 23 41 20
T. Rowe Price Ultra Short-Term Bond Fund - I
Class, 0.74% 36 81 116
T. Rowe Price Treasury Reserve Fund, 0.07% — — 9
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ 59 # $ 6,968 $ 1,647 +
`0.00 `0.00 `0.00

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Dynamic Global
Bond Fund - I Class, 1.76% $ 39,464 $ 5,019 $ — $ 45,458
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, 3.97% 22,410 2,519 — 26,619
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.40% 31,926 3,193 — 37,040
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 3.82% 11,571 4,494 — 16,433
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.64% 20,432 1,539 — 22,869
T. Rowe Price International
Bond Fund - I Class, 0.75% 23,672 4,025 — 28,691
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 0.83% 6,006 43 — 6,090
T. Rowe Price Ultra Short-Term
Bond Fund - I Class, 0.74% 30,841 10,151 — 41,073
T. Rowe Price Treasury Reserve
Fund, 0.07% 35,785 ¤ ¤ 40,015
T. Rowe Price Short-Term Fund,
0.13% 1,916 ¤ ¤ 2,513
Total $ 266,801 ^
# Capital gain distributions from mutual funds represented $59 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,647 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $261,828.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Allocation Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE Global Allocation Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Global Allocation Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 122,858 $ — $ 122,858
Bond Mutual Funds 224,273 — — 224,273
Common Stocks 289,194 246,478 142 535,814
Convertible Preferred Stocks — 356 1,949 2,305
Preferred Stocks — 2,700 — 2,700
Private Investment Companies — — 74,286 74,286
Short-Term Investments 40,015 1,115 — 41,130
Securities Lending Collateral 2,513 — — 2,513
Total Securities 555,995 373,507 76,377 1,005,879
Forward Currency Exchange
Contracts — 473 — 473
Futures Contracts* 3,919 — — 3,919
Total $ 559,914 $ 373,980 $ 76,377 $ 1,010,271
Liabilities
Options Written $ 45 $ 903 $ — $ 948
Forward Currency Exchange
Contracts — 191 — 191
Futures Contracts* 180 — — 180
Total $ 225 $ 1,094 $ — $ 1,319
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2021, totaled $4,790,000 for the period ended
January 31, 2021. During the period, transfers into Level 3 were because the fair values of these instruments at the reporting date were determined by the Valuation Committee.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
11/1/20
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
1/31/21
Investment in Securities
Common Stocks $ 42 $ 1 $ 16 $ 83 $ 142
Convertible Preferred Stocks 818 810 321 — 1,949
Private Investment Companies 63,807 3,979 6,500 — 74,286
Total $ 64,667 $ 4,790 $ 6,837 $ 83 $ 76,377

T. ROWE PRICE Global Allocation Fund

($000s)
Market
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investments in
Securities
Common
Stock
$ 142 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Market
comparable
Enterprise
Value to Gross
Profit Multiple
7.5x
– 15.1x
11.3x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to Sales
Multiple
3.4x
– 4.8x
4.1x Increase
Sales Growth
Rate
19% 19% Increase
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 1,949 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Global Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s)
that would have resulted from an increase in the corresponding input at period end.
A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F154-054Q1 01/21
Private
Investment
Companies
$ 74,286 Rollforward of
Investee NAV
Estimated
return
1.32% 1.32% Increase